UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, New York 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

Annual Report

December 31, 2012

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Performance Review

Innealta Capital Country Rotation VIT Portfolio

The Innealta Capital Country Rotation VIT Portfolio returned 0.60% on a total-return basis year to date from the portfolio’s inception on 11.08.12 through the fiscal year end of 12.31.12. This compares to a total return of 3.77% for the fund’s benchmark, which is comprised of a 60%/40% quarterly rebalanced blend of the MSCI All-Country World Daily TR Net Ex. USA Index (MSCI ACWI-ex) and the Barclays Capital U.S. Aggregate Index (BarCap Aggregate), respectively. For comparison’s sake, the individual components of that blended index returned 6.45% and -0.18%, in that same order, for that period of less than two months.

Innealta Capital Sector Rotation VIT Portfolio

The Innealta Capital Sector Rotation VIT Portfolio returned 0.60% on a total-return basis year to date from the portfolio’s inception on 11.08.12 through the fiscal year end of 12.31.12. This compares to a total return of 2.28% for the fund’s benchmark, which is comprised of a 60%/40% quarterly rebalanced blend of the S&P 500 Index (S&P 500) and the BarCap Aggregate, respectively. For comparison’s sake, the individual components of that blended index returned 3.93% and -0.18%, in that same order, for that period of less than two months.

Year in Review

The calendar year so far in review presented a host of challenges to equity market investors. Various sources of market distress ranged from the most pressing, which included the escalating severity of sovereign solvency in Europe and potential geopolitical crises in the Middle East, to matters less near-term dire, but potentially more disconcerting over the long-term. Fine examples of the latter were the evolution of the internal drivers of China’s macroeconomic growth and America’s devolving solvency and political discourse.

In an otherwise ‘normal’ environment one might have expected that investor reaction to these forces would have held back equity market performance. But these are no normal times, in our view, not least when one considers the beyond-extraordinary measures that central banks around the world, the U.S. Federal Reserve in particular, have taken to support macroeconomic growth-oriented goals. In their views, these efforts have been warranted by the severe compression in macroeconomic activity caused by the credit crisis of 2008 and the slow…at best…resumption of growth since. The effect of these endeavors, per our reckoning, is that equity markets found greater favor than might otherwise have been expected.

To offer some credit, targeting a presumed ‘wealth effect’ engendered by equity market gains was a stated goal of Federal Reserve Chairman Ben Bernanke. However, we’re not alone in our questioning of the macroeconomic impact of equity market gains—we think any impact is at best negligible. Even more, we wonder (often aloud in our monthly commentaries) whether the near-term ‘benefits’ of these efforts justify what we believe will be incommensurately grand longer-term costs. Top of mind is the market dislocation we expect to be seen in fixed income and equity markets as the Federal Reserve begins to unload the colossal sum of Treasury securities it has amassed on its balance sheet ($3+ trillion and counting). Federal Reserve support of the economy must at some point come to an end. The longer we wait, though, the more abrupt the shutoff will have to be and the more impactful on market order it’s likely to prove.

Even more, recent Fed work has been as much about guiding market behavior as it has been about supporting runaway federal deficits. We wonder what shall happen to core macroeconomic growth once the Federal Reserve shuts off the spigot (or, perhaps better, closes the hatch and lands the helicopter). Those unprecedented deficits already once have nearly brought the U.S. government to a standstill—the Great Debt Ceiling Debate of 2011—imparting no minor amount of fear in equity market participants that the U.S. Government would soon begin to find less ample support for its growing need for debt financing. The ‘resolution’ to the debate was a rather brutish threat of sequestration and tax-cut-cessation that few at the time thought would prove likely. Unfortunately, we’ve seen very little action against those deficits since that time, and as we close in on the New Year, Democrats newly emboldened by an Obama election win have hardened their stances against benefit cuts and for tax increases. With those on the other side of the aisle naturally digging in their own heels, we’ve the expectation that nothing long-term salient in regard to fixes to our growing fiscal predicament will come before the year end. As is its nature, in our view, Washington is much more likely to offer a very temporary fix that will lead us to very similar discussion only a few months hence with nothing in terms of progress to show for the passage of time.

As a nation, we must eventually work to reverse our course of growing deficits, lest we face a crisis now so obvious in Europe. Depending on the severity of the reversal, we should expect to face austerity-induced macroeconomic pressures that are almost for sure to negatively impact equity fundamentals, even though much-needed thrift would make for progress in supporting the government’s longer-term solvency. What’s so interesting (sad, really…) about recent political-cum-market discourse is the rampant fear of falling off the fiscal cliff. Even as folks began to understand that the cliff was really more of a slope, there was terror on the floors in regard to the potential impact on GDP. At least, that’s what folks were saying on the TV; seems we saw little of that terror showing up in market performance. But isn’t that impending required austerity going to look a lot like the fiscal cliff/slope anyway? At some point, those fears will have to give way to rational acceptance of the fact that withdrawal of unnatural support for (some would rather say impediments to) the natural mechanics of the U.S. economy (and the European…if not soon also the Chinese…economies) will almost assuredly result in dampened expectations for growth. Those weakened outlooks, in turn, will likely prove very obvious in equity market fundamentals and the valuation investors fix upon them.

Looking forward…

The waves of fervor for U.S. equities so far this year (and for the past five years, for that matter) have been surprising, so lightly supported they have been in our view from a fundamental standpoint. Sure there have been supporting forces at work…the Central Banks of the world…but those forces are well suspect in their abilities to engender sustainable long-term macroeconomic health. The folly of the rush into equities is proved by what so far have been near inevitable floes back out. The same has been true in global equity markets, with particular volatility seen among emerging markets.

It has been our preference, in light of the above, to maintain a defensive stance in the fixed income space. Not that we’ve stood still in our fixed income allocations, though. We made several rather large shifts in the fixed income portfolio during the year, including a shift away from U.S. Treasuries in favor of U.S. Corporates, in turn followed by a shift from U.S. exposures to fundamental and currency (via non-dollar-denominated fixed income ETFs) exposures outside the U.S. and the U.S. dollar. Though we think sustained increases in interest rates are still well off, the Investment Committee will remain every bit as mindful of the various exposures to risk within the fixed income portfolio and will continue to alter allocations there to take advantage of segments made available via new ETF introductions in an effort to balance prospective income and capital returns with expected total-portfolio risk.

With nary a true resolution to Europe’s debt woes in sight, increasing tension in the Middle East and further bungling of America’s balance sheet still top of mind as we head into the New Year, we expect to retain a similarly defensive stance, at least in the near term. Readers should know, though, that the Innealta Investment Committee remains ever mindful of the trust that you have placed in us and the opportunities that such turbulent times can present. We offer our many thanks for that trust and welcome the ability to continue serving your investment needs in 2013.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS, ABS, and CMBS sectors.  Fixed income securities are subject to risks including inflationary and interest rate changes, among others.  Unmanaged index returns do not reflect any fees, expenses or sales charges and you cannot invest directly in an index.

MSCI ACWI Index is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

0312-NLD-1/30/2013

INNEALTA CAPITAL SECTOR ROTATION PORTFOLIO

PORTFOLIO REVIEW (Unaudited)

December 31, 2012

The Portfolio’s performance figures* for the period ended December 31, 2012, compared to its benchmarks:

Inception** - December 31, 2012
Innealta Capital Sector Rotation Portfolio – Class 2	0.60%
Barclays Capital Aggregate Bond Index S&P 500 Total Return Index	(0.18)% 3.93%
Blended Benchmark Index***	2.28%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio’s total annual operating expenses are 1.72% for Class 2 shares per the October 9, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Portfolio’s inception date is November 8, 2012.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

       *** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return and 40% Barclays Capital Aggregate Bond

      Index.

Comparison of the Change in Value of a 10,000 Investment

The Portfolio’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	92.8%
Other, Cash & Cash Equivalents	7.2%
100.0%

INNEALTA CAPITAL COUNTRY ROTATION PORTFOLIO

PORTFOLIO REVIEW (Unaudited)

December 31, 2012

The Portfolio’s performance figures* for the period ended December 31, 2012, compared to its benchmarks:

Inception** - December 31, 2012
Innealta Capital Country Rotation Portfolio - Class 2	0.60%
Barclays Capital Aggregate Bond Index MSCI All Country World exUSA Net Index	(0.18)% 6.45%
Blended Benchmark Index***	3.77%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio’s total annual operating expenses are 1.72% for Class 2 shares per the October 9, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

** The Portfolio’s inception date is November 8, 2012.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

*** The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital Aggregate Bond Index.

Comparison of the Change in Value of a 10,000 Investment

The Portfolio’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	96.8%
Other, Cash & Cash Equivalents	3.2%
100.0%

Innealta Capital Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 92.8%
	DEBT FUNDS - 92.8%
53	iShares Barclays MBS Bond Fund	$ 5,724
52	iShares Emerging Markets High Yield Bond Fund	2,897
24	iShares JPMorgan USD Emerging Markets Bond Fund	2,947
215	Market Vectors Emerging Markets Local Currency Bond ETF	5,902
118	Market Vectors International High Yield Bond ETF	3,202
373	SPDR Barclays Capital High Yield Bond ETF	15,181
160	Vanguard Intermediate-Term Corporate Bond ETF	14,072
62	Vanguard Long-Term Corporate Bond ETF	5,686
35	Vanguard Short-Term Corporate Bond ETF	2,811
	TOTAL EXCHANGE TRADED FUNDS (Cost $58,285)	58,422

	SHORT-TERM INVESTMENT - 5.9%
	MONEY MARKET FUND - 5.9%
3,703	BlackRock Liquidity Funds T-Fund Portfolio - Institutional, to yield 0.01% ^ (Cost $3,703)	3,703

	TOTAL INVESTMENTS - 98.7% (Cost $61,988) (a)	$ 62,125
	OTHER ASSETS LESS LIABILITIES - 1.3%	790
	NET ASSETS - 100.0%	$ 62,915

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 310
	Unrealized Depreciation:	(173)
	Net Unrealized Appreciation:	$ 137
^ Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 96.8%
	DEBT FUNDS - 96.8%
53	iShares Barclays MBS Bond Fund	$ 5,724
52	iShares Emerging Markets High Yield Bond Fund	2,897
29	iShares JPMorgan USD Emerging Markets Bond Fund	3,561
235	Market Vectors Emerging Markets Local Currency Bond ETF	6,451
123	Market Vectors International High Yield Bond ETF	3,338
393	SPDR Barclays Capital High Yield Bond ETF	15,995
170	Vanguard Intermediate-Term Corporate Bond ETF	14,952
62	Vanguard Long-Term Corporate Bond ETF	5,686
35	Vanguard Short-Term Corporate Bond ETF	2,811
	TOTAL EXCHANGE TRADED FUNDS (Cost $61,269)	61,415

	SHORT-TERM INVESTMENT - 10.6%
	MONEY MARKET FUND - 10.6%
6,702	BlackRock Liquidity Funds T-Fund Portfolio - Institutional, to yield 0.01% ^ (Cost $6,702)	6,702

	TOTAL INVESTMENTS - 107.4% (Cost $67,971) (a)	$ 68,117
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)%	(4,683)
	NET ASSETS - 100.0%	$ 63,434

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 318
	Unrealized Depreciation:	(172)
	Net Unrealized Appreciation:	$ 146

^ Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

Innealta Capital Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012

	Innealta Capital Sector Rotation Portfolio	Innealta Capital Country Rotation Portfolio
ASSETS
Investment securities:
At cost	$ 61,988	$ 67,971
At value	$ 62,125	$ 68,117
Receivable for Portfolio shares sold	2,485	-
Dividends and interest receivable	128	128
Due from Adviser	6,750	6,964
TOTAL ASSETS	71,488	75,209

LIABILITIES
Payable for investments purchased	1,758	4,742
Payable for Portfolio shares redeemed	-	5
Distribution (12b-1) fees payable	11	12
Fees payable to other affiliates	1,711	1,712
Accrued expenses and other liabilities	5,093	5,304
TOTAL LIABILITIES	8,573	11,775
NET ASSETS	$ 62,915	$ 63,434

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 62,572	$ 63,082
Undistributed net investment income	177	177
Undistributed net realized gain from security transactions	29	29
Net unrealized appreciation of investments	137	146
NET ASSETS	$ 62,915	$ 63,434

Net Asset Value Per Share:
Class 2 Shares:
Net Assets	$ 62,915	$ 63,434
Shares of beneficial interest outstanding	6,255	6,307
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.06	$ 10.06

See accompanying notes to financial statements.

Innealta Capital Portfolios
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2012

	Innealta Capital Sector Rotation Portfolio (a)	Innealta Capital Country Rotation Portfolio (b)
INVESTMENT INCOME
Dividends	$ 241	$ 241
TOTAL INVESTMENT INCOME	241	241

EXPENSES
Investment advisory fees	43	43
Distribution (12b-1) fees:
Class 2	11	12
Legal fees	2,050	2,122
Shareholder reporting expense	2,158	2,297
Compliance officer fees	1,341	1,341
Administration fees	369	370
Custody fees	417	417
Insurance expense	50	50
Trustees' fees	359	359
Shareholder service fees	9	9
Other expenses	50	50
TOTAL EXPENSES	6,857	7,070

Less: Fees waived and expenses reimbursed by the Adviser	(6,793)	(7,006)

NET EXPENSES	64	64
NET INVESTMENT INCOME	177	177

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Distributions of realized gains from underlying investment companies	29	29
Net change in unrealized appreciation on investments	137	146

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	166	175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 343	$ 352

(a)	The Innealta Capital Sector Rotation Portfolio commenced operations on November 8, 2012.
(b)	The Innealta Capital Country Rotation Portfolio commenced operations on November 8, 2012.

See accompanying notes to financial statements.

Innealta Capital Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	Innealta Capital Sector Rotation		Innealta Capital Country Rotation
	Portfolio		Portfolio
	For the		For the
	Period Ended		Period Ended
	December 31, 2012 (a)		December 31, 2012 (b)
FROM OPERATIONS
Net investment income	$ 177		$ 177
Distributions of realized gains from underlying investment companies	29		29
Net change in unrealized appreciation of investments	137		146
Net increase in net assets resulting from operations	343		352

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 2	62,574		63,089
Payments for shares redeemed
Class 2	(2)		(7)
Net increase in net assets from shares of beneficial interest	62,572		63,082

TOTAL INCREASE IN NET ASSETS	62,915		63,434

NET ASSETS
Beginning of Period	-		-
End of Period*	$ 62,915		$ 63,434
*Includes undistributed net investment income of:	$ 177		$ 177

SHARE ACTIVITY - CLASS 2
Shares sold	6,255		6,308
Shares redeemed	-	(c )	(1)
Net increase in shares of beneficial interest outstanding	6,255		6,307

(a)	The Innealta Capital Sector Rotation Portfolio commenced operations on November 8, 2012.
(b)	The Innealta Capital Country Rotation Portfolio commenced operations on November 8, 2012.
(c) Less than 1 share.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

		Class 2
		Period Ended
		December 31,
		2012 (1)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.06
	Net realized and unrealized
	gain on investments	0.00	(8)
Total from investment operations		0.06

Net asset value, end of period		$ 10.06

Total return (3)		0.60%

Net assets, at end of period (000s)		$ 63

Ratio of gross expenses to average
	net assets (4)(5)(6)	159.45%
Ratio of net expenses to average
	net assets (5)(6)	1.49%
Ratio of net investment income
	to average net assets (5)(6)(9)	4.12%

Portfolio Turnover Rate (7)		0%

(1)	The Innealta Capital Sector Rotation Portfolio's Class 2 shares commenced operations November 8, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.  Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Portfolio invests.
(7)	Not annualized.
(8)	Less than $0.01 per share.
(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

		Class 2
		Period Ended
		December 31,
		2012 (1)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.06
	Net realized and unrealized
	gain on investments	0.00	(8)
Total from investment operations		0.06

Net asset value, end of period		$ 10.06

Total return (3)		0.60%

Net assets, at end of period (000s)		$ 63

Ratio of gross expenses to average
	net assets (4)(5)(6)	162.87%
Ratio of net expenses to average
	net assets (5)(6)	1.49%
Ratio of net investment income
	to average net assets (5)(6)(9)	4.07%

Portfolio Turnover Rate (7)		0%

(1)	The Innealta Capital Country Rotation Portfolio's Class 2 shares commenced operations November 8, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Portfolio invests.
(7)	Not annualized.
(8)	Less than $0.01 per share.
(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The Innealta Capital Sector Rotation Portfolio (the “Sector Rotation Portfolio”) and Innealta Capital Country Rotation Portfolio (the “Country Rotation Portfolio”), are each a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 2, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Sector Rotation Portfolio and Country Rotation Portfolio seek capital appreciation and current income, consistent with the preservation of capital.  The Portfolios commenced operations on November 8, 2012.

The Portfolios currently offer Class 2 shares and are offered at net asset value without an initial sales charge and are subject to a 0.25% Rule 12b-1 distribution and servicing fee.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Portfolios may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolios will not change.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Portfolios utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Portfolios’ investments measured at fair value:

Innealta Capital Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 58,422	$ -	$ -	$ 58,422
Short-Term Investment	3,703	-	-	3,703
Total	$ 62,125	$ -	$ -	$ 62,125

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Innealta Capital Country Rotation Portfolio
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 61,415	$ -	$ -	$ 61,415
Short-Term Investment	6,702	-	-	6,702
Total	$ 68,117	$ -	$ -	$ 68,117

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Portfolios did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Portfolios intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Portfolios’ 2012 tax returns. The Portfolios have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $58,286 and $0, respectively, for Sector Rotation Portfolio. For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $61,269 and $0, respectively, for Country Rotation Portfolio.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. AFAM Capital, Inc. (the Innealta Capital Division) serves as the Portfolios’ Investment Adviser (the “Adviser”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities. Pursuant to an Advisory Agreement with the Portfolios, the Adviser, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Sector Rotation Portfolio and 1.00% of Country Rotation Portfolio average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2014 to waive a portion of its advisory fee and has agreed to reimburse Sector Rotation Portfolio and Country Rotation Portfolio for other expenses to the extent necessary so that the total expenses

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

incurred by the Portfolios (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses and acquired fund fees, such as litigation, not incurred in the ordinary course of the Portfolios’ business) do not exceed the following:

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Portfolios’ average daily net assets.  For the period ended December 31, 2012, the Adviser waived fees and reimbursed expenses for Class 2 shares in the amount of $6,793 for Sector Rotation Portfolio and $7,006 for Country Rotation Portfolio.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Portfolios operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio(s) provided that such reimbursement does not cause that Portfolio's operating expenses to exceed the respective expense limitation. If any Portfolio's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Portfolio(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Portfolios by the following date:

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolios at an annual rate of 0.25% of the average daily net assets of each Portfolio’s Class 2 shares. The Portfolios will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Portfolios’ principal underwriter in a continuous public offering of the Portfolios’ shares.  The Distributor is an affiliate GFS. For the period ended December 31, 2012, the Distributor did not receive any underwriting commissions for sales of Class 2 shares.

Trustees- Each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser. Each Fund pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Pursuant to separate servicing agreements with GFS, the Portfolios pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Portfolios. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolios.

5.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolios, under section 2(a) 9 of the Act.  As of December 31, 2012, Jefferson National Life Insurance Company held 99.98% of the voting securities of the Capital Sector Rotation Portfolio and 99.98% of the voting securities of the Capital Country Rotation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

6.

TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable

Innealta Capital Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

8.

SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innealta Capital Sector Rotation Portfolio

and Innealta Capital Country Rotation Portfolio and

Board of Trustees of Northern Lights Variable Trust

 We have audited the accompanying statements of assets and liabilities of Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio, each a series of shares of beneficial interest of Northern Lights Variable Trust (the "Portfolios"), including the portfolios of investments, as of December 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period November 8, 2012 (commencement of operations) through December 31, 2012.  These financial statements and financial highlights are the responsibility of the Portfolios' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio as of December 31, 2012, the results of their operations, the changes in their net assets, and their financial highlights for the period November 8, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2013

Innealta Capital Portfolios

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Rotation Portfolio, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Portfolio and Innealta Capital Country Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period from November 8, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Innealta Capital Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/8/12	Ending Account Value 12/31/12	Expenses Paid During Period 11/8/12 – 12/31/12*	Expense Ratio During Period 11/8/12 – 12/31/12**
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$1,006.00	$ 2.16	1.49%

Innealta Capital Country Rotation Portfolio: Class 2	$1,000.00	$1,006.00	$ 2.16	1.49%
Hypothetical (5% return before Expenses)
Innealta Capital Sector Rotation Portfolio:
Class 2	$1,000.00	$1,017.65	$ 7.56	1.49%

Innealta Capital Country Rotation Portfolio: Class 2	$1,000.00	$1,017.65	$ 7.56	1.49%

*”Actual” expenses are equal to the average account value over the period, multiplied by the Portfolios’ annualized expense ratio, multiplied by the number of days in the period (53) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

** Annualized.

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

December 31,2012

Approval of Advisory Agreement –Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio *

In connection with the September 26, 2012 meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement, discussed the approval of an investment advisory agreement (the “Agreement”) between Al Frank Asset Management, Inc. (“Al Frank” or the “Adviser”) and the Trust, on behalf of the Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio (each a  “Fund”, collectively referred to as the “Funds”).

The Board Members were assisted by independent legal counsel throughout the Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent and Quality of Services.   The Trustees discussed the nature of Al Frank’s operations.  A representative of Trust Management noted that the two existing Innealta funds in the Northern Lights Funds Trust II are performing as expected and that Innealta Capital is, thus far, a reliable service provider.  The Board reviewed information about the firm’s fund management personnel including their background and experience.  The Trustees noted that the proposed adviser potentially offers great benefits to the shareholders with an intersection of rocket science and investment intellect with Dr. Buetow.  The Trustees also considered the unique nature of the strategy, the significant assets under management and the strong background of the investment personnel, and noted the benefit it would bring to shareholders.  Finally, they noted that a representative of the Adviser had reported to the Board that the proposed adviser is one of the largest tactical Exchange Traded Funds managers in the U.S. according to Morningstar.  The Board then reviewed financial information about the firm provided by the Adviser.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds had not yet commenced operations, the Trustees could not consider the Funds’ performance. The Board considered the past performance of other portfolios managed by the Adviser since 2009, and noted that as compared to a blended benchmark, the country rotation portfolio has outperformed since inception. They further noted that the sector rotation portfolio has recently outperformed the benchmark, and while it underperformed the benchmark since inception, the absolute returns were positive.  The Trustees further noted that the Adviser manages a retail version of each of the Funds, but the period of performance, 9 months, is too limited to be useful.  The Board concluded that the proposed adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the proposed management fee for both Funds is 1.00%.  The Trustees compared the proposed management fees to the average fees charged within each Fund’s respective peer group, and Morningstar category, noting that the proposed fees were close to peer group average, and higher than the Morningstar category average.  The Board concluded that the higher cost was justified by the innovative strategy and uniquely qualified advisory staff and significant years of experience managing the particular asset classes.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to fees charged by Al Frank.  The Trustees discussed specific asset levels at which the Adviser and the Board would engage in a discussion of breakpoints.  They noted that the Adviser was amenable to those discussions, and that a representative of the Adviser had agreed to discuss it in more detail when either Fund reaches $400 million.  The Trustees concluded that economies of scale would be revisited after the Funds are launched and their respective sizes increase.

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31,2012

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Funds.  The Board also considered the profits to be realized by the Adviser from other activities related to the Funds, and noted that the Adviser does not anticipate realizing any benefits from the relationship with the fund other than the management fee.  Further, they noted, that the Adviser estimates that during the first fiscal year it will realize no profit and is expecting a small loss. Accordingly, the Board was satisfied that Al Frank’s level of profitability from its relationship with each Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the agreement is in the best interests of the Trust and the future shareholders of the Funds.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Innealta Capital Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

AFAM Capital, Inc.

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

             2012 - $24,000

 (b)

Audit-Related Fees

2012 – N/A

(c)

Tax Fees

2012 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/25/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/25/2013